Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								5 Months Ended	12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013 [4]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Net Income/(Loss) per Weighted Average Common Share - Basic (in dollars per share)		$ (0.14)	$ 0.34	$ 0.33	$ 0.05	$ 0.12	$ 0.18	$ 0.15	$ (0.07)
Net income attributable to NRG Yield, Inc.		$ (13)	$ 33	$ 32	$ 5	$ 11	$ 17	$ 10	$ (5)		$ 57	[1]	$ 33	[1]	$ 16	[1]
Net Income		(126)	47	63	1	12	32	42	(21)		2	[1],[2]	70	[1],[2],[3]	113	[1],[2],[3]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results		11	3	2	1	0	3	2	0
Operating income		(99)	117	128	72	70	101	99	50		218	[1]	320	[1]	306	[1]
Total operating revenues		$ 232	$ 272	$ 283	$ 234	$ 224	$ 256	$ 259	$ 214		$ 1,021	[1]	$ 953	[1]	$ 828	[1]
Common Class A [Member]
Weighted Average Number of Shares Outstanding, Diluted		35	49	49	35
Weighted average number of common shares outstanding — basic and diluted						35	35	35	35		35	[1]	35	[1]	28	[1]
Net income attributable to NRG Yield, Inc.										$ 8	$ 20		$ 14
Earnings Per Share, Diluted		$ (0.14)	$ 0.30	$ 0.29	$ 0.05
Common Class C [Member]
Weighted Average Number of Shares Outstanding, Diluted		63	73	73	63
Net Income/(Loss) per Weighted Average Common Share - Basic (in dollars per share)	[4]										$ 0.58		$ 0.40
Weighted average number of common shares outstanding — basic and diluted						63	63	35	35		63	[1]	49	[1]	28	[1]
Net income attributable to NRG Yield, Inc.										$ 8	$ 37		$ 19
Earnings Per Share, Diluted		$ (0.14)	$ 0.32	$ 0.31	$ 0.05
Scenario, Previously Reported [Member]
Net Income		$ (115)	$ 50	$ 65	$ 2	$ 12	$ 35	$ 44	$ (21)		(15)		65		$ 108
Operating income											218		320		306
Total operating revenues											$ 1,021		$ 953		$ 828

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.